Offerings - Offering: 1	May 26, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock
Amount Registered | shares	1,425,831
Proposed Maximum Offering Price per Unit	85.26
Maximum Aggregate Offering Price	$ 121,566,351.06
Fee Rate	0.01381%
Amount of Registration Fee	$ 16,788.31
Offering Note	(1) Consists of: (i) up to 1,000,000 new shares of Common Stock reserved for issuance under the Bread Financial Holdings, Inc. 2026 Employee Stock Purchase Plan (the "2026 ESPP"); and (ii) 425,831 shares of Common Stock that remained available for sale under the Registrant's 2015 Employee Stock Purchase Plan (the "2015 ESPP") immediately prior to May 19, 2026, the effective date of the 2026 ESPP (the "Effective Date"). No new offerings will be made under the 2015 ESPP on or after the Effective Date. (2) Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement also covers any additional shares of Common Stock that may become issuable under the 2026 ESPP as a result of any future stock splits, stock dividends, recapitalizations or similar adjustments of the outstanding Common Stock. (3) Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) and Rule 457(h) of the Securities Act. The proposed maximum offering price per share is estimated to be $85.26, based on the average of the high sales price (i.e., $86.42) and the low sales price (i.e., $84.09) for the Common Stock on the New York Stock Exchange on May 19, 2026.